Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases

(10) Leases

The Group’s lease for office space includes only fixed rental payments with no variable lease payment terms. As of December 31, 2025 and June 30, 2026, there were no leases that have not yet commenced.

The following represents the aggregate ROU assets and related lease liabilities as of December 31, 2025 and June 30, 2026:

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	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Operating lease ROU assets	33,589	26,183
Current operating lease liabilities	15,308	12,217
Non-current operating lease liabilities	15,463	11,628
Total operating lease liabilities	30,771	23,845

The weighted average lease term and discount rate as of December 31, 2025 and June 30, 2026 were as follows:

	As of December 31, 2025	As of June 30, 2026
Weighted average lease term:
Operating leases	2.66 years	2.44 years
Weighted average discount rate:
Operating leases	2.88%	2.92%

The components of lease expenses for the six months ended June 30, 2025 and 2026 were as follows:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Operating lease expense	12,008	5,723
Short term lease expense	1,998	2,091
Total	14,006	7,814

Maturities of lease liabilities at June 30, 2026:

Minimum Lease Payment
RMB
Years ending June 30:
2027	12,801
2028	7,410
2029	3,402
2030	1,176
Total remaining undiscounted lease payments	24,789
Less: Interest	944
Total present value of lease liabilities	23,845
Less: Current operating lease liabilities	12,217
Non-current operating lease liabilities	11,628